Inventories	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories [Abstract]
Disclosure of inventories [text block]
10.	Inventories

	December 31,
	2017	2016
	(in thousands)
Finished goods	$10,095,820	9,532,199
Work-in-progress	9,405,677	11,100,347
Raw materials	5,352,826	7,046,789
	$24,854,323	27,679,335

For the years ended December 31, 2017, 2016 and 2015, the amounts of inventories that were charged to cost of sales were $279,914,056 thousand, $296,661,898 thousand and $319,606,448 thousand, respectively, and the charges for inventories written down to net realizable value amounted to $3,756,726 thousand, $3,673,213 thousand and $5,661,266 thousand for the years ended December 31, 2017, 2016 and 2015, respectively, which were also included in the cost of sales.

As at December 31, 2017 and 2016, none of the Company’s inventories was pledged as collateral.